Cost of revenues - Schedule of Cost of Revenues (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Cost of revenues		$ 80,319	$ 60,034	$ 55,755
Bandwidth costs [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues		55,135	37,218	33,545
Content costs, including amortization [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues		692	338
Payment handling fees [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues		6,967	9,087	11,305
Depreciation of servers and other equipment [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues		5,848	4,873	5,102
Games revenue sharing costs and others [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	[1]	$ 11,677	$ 8,518	$ 5,803

[1]	gaming revenue sharing costs and others mainly include gaming sharing costs, cost of ZQB and cost of live video.